INVESTMENT IN AN AFFILIATE (Details) (USD $)	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2012 Giosis Mecoxlane	Dec. 31, 2013 Giosis Mecoxlane	Nov. 30, 2012 Giosis Mecoxlane Giosis	Dec. 31, 2013 Giosis Mecoxlane Giosis
Investment in an affiliate
Capital contribution in joint venture, Giosis Mecoxlane		$ 5,000,000	$ 5,000,000		$ 15,000,000
Gain on the contribution of intangible assets	$ 6,000,000			$ 6,000,000
Outstanding equity interest held (as a percent)				40.00%		60.00%